CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2025
Profit or loss [abstract]
Interest income	£ 15,219	£ 15,382		£ 15,367
Interest expense	(8,114)	(8,630)		(8,889)
Net interest income	7,105	6,752		6,478
Fee and commission income	1,752	1,654		1,464
Fee and commission expense	(750)	(726)		(608)
Net fee and commission income	1,002	928		856
Net trading income	812	877		608
Insurance revenue	1,566	1,571		1,867
Insurance service expense	(1,251)	(1,134)		(1,409)
Net expense from reinsurance contracts held	(17)	(111)		(28)
Insurance service result	298	326		430
Net investment return on assets held to back insurance and investment contracts	16,152	18,528		5,316
Net finance expense in respect of insurance and investment contracts	(15,960)	(18,727)		(5,317)
Net investment return and finance result in respect of insurance and investment contracts	192	(199)		(1)
Other operating income	1,217	1,352		1,015
Other income	3,521	3,284		2,908
Total income	10,626	10,036		9,386
Operating expenses	(5,717)	(6,526)		(5,440)
Impairment	(616)	(353)		(442)
Profit before tax	4,293	3,157		3,504
Tax expense	(1,170)	(944)		(960)
Profit after tax	3,123	2,213	[1]	2,544	[1]
Profit attributable to ordinary shareholders	2,836	1,922		2,274
Profit attributable to other equity holders	229	218		245
Profit attributable to equity holders	3,065	2,140		2,519
Profit attributable to non-controlling interests	£ 58	£ 73		£ 25
Basic earnings per share (in GBP per share)	£ 0.048	£ 0.032		£ 0.038
Diluted earnings per share (in GBP per share)	£ 0.048	£ 0.032		£ 0.037

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.